Virtus Tactical Allocation Fund,

a series of Virtus Equity Trust

Supplement dated December 21, 2011 to the Summary Prospectus and Statutory Prospectus, each dated July 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective December 21, 2011, a number of modifications affecting the fixed income portion of Virtus Tactical Allocation Fund have taken place. These changes are described more fully below.

•	The fund's fixed income portfolio management strategies have been modified.

Accordingly, under "Principal Investment Strategies" in the fund's summary prospectus and in the summary section of the fund's statutory prospectus, the last sentence of the first paragraph is hereby replaced with the following: "For the fixed income allocation, the subadviser employs a value-oriented approach seeking to capitalize on individual issues and sectors, and trading opportunities that appear to offer the best value."

All other disclosure concerning the fund, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.